Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND/MA/
Entity Central Index Key	dei_EntityCentralIndexKey	0000792288
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Trading Symbol	dei_TradingSymbol	PXMAX
Document Creation Date	dei_DocumentCreationDate	Mar. 23, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2020
Prospectus Date	rr_ProspectusDate	Mar. 23, 2020
Putnam Massachusetts Tax Exempt Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement	March 23, 2020

Putnam Tax Exempt Income Funds

Putnam Massachusetts Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Prospectus dated September 30, 2019

Effective July 1, 2020 (the “Effective Date”), the following information replaces similar information provided with respect to class A shares of the fund under Fund Summary — Fees and expenses:

Putnam Massachusetts Tax Exempt Income Fund

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Total annual
		Distribution and	Other	fund operating
Share class	Management Fees	service (12b-1) fees	expenses	expenses
Class A	0.43%	0.25%†	0.14%	0.82%

† Distribution and service (12b-1) fees have been restated to reflect current fees. For periods prior to July 1, 2020, the distribution and service (12b-1) fee rate for class A shares is expected to be 0.23%, which is a blended rate. Effective July 1, 2020, the rate for class A shares is 0.25%.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$480	$651	$837	$1,373

320857 3/20

Putnam Minnesota Tax Exempt Income Fund

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Total annual
		Distribution and	Other	fund operating
Share class	Management Fees	service (12b-1) fees	expenses	expenses
Class A	0.43%	0.25%†	0.21%	0.89%

† Distribution and service (12b-1) fees have been restated to reflect current fees. For periods prior to July 1, 2020, the distribution and service (12b-1) fee rate for class A shares is expected to be 0.23%, which is a blended rate. Effective July 1, 2020, the rate for class A shares is 0.25%.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$487	$672	$873	$1,452

Putnam New Jersey Tax Exempt Income Fund

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Total annual
		Distribution and	Other	fund operating
Share class	Management Fees	service (12b-1) fees	expenses	expenses
Class A	0.43%	0.25%†	0.15%	0.83%

† Distribution and service (12b-1) fees have been restated to reflect current fees. For periods prior to July 1, 2020, the distribution and service (12b-1) fee rate for class A shares is expected to be 0.22%, which is a blended rate. Effective July 1, 2020, the rate for class A shares is 0.25%.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$481	$654	$842	$1,384

— 2 —

Putnam Ohio Tax Exempt Income Fund

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Total annual
		Distribution and	Other	fund operating
Share class	Management Fees	service (12b-1) fees	expenses	expenses
Class A	0.43%	0.25%†	0.19%	0.87%

† Distribution and service (12b-1) fees have been restated to reflect current fees. For periods prior to July 1, 2020, the distribution and service (12b-1) fee rate for class A shares is expected to be 0.22%, which is a blended rate. Effective July 1, 2020, the rate for class A shares is 0.25%.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$485	$666	$863	$1,430

Putnam Pennsylvania Tax Exempt Income Fund

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

				Total annual
		Distribution and	Other	fund operating
Share class	Management Fees	service (12b-1) fees	expenses	expenses
Class A	0.43%	0.25%†	0.17%	0.85%

† Distribution and service (12b-1) fees have been restated to reflect current fees. For periods prior to July 1, 2020, the distribution and service (12b-1) fee rate for class A shares is expected to be 0.23%, which is a blended rate. Effective July 1, 2020, the rate for class A shares is 0.25%.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$483	$660	$852	$1,407

— 3 —

On the Effective Date, the following disclosure replaces similar disclosure under Distribution plans and payments to dealers – Distribution and service (12b-1) plans.

Distribution and service (12b-1) plans. Each fund’s 12b-1 plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B and class C shares. The Trustees currently limit payments on class B shares to 0.85% of average net assets, and effective July 1, 2020, will limit payments on class A shares to 0.25% of average net assets. For periods prior to July 1, 2020, the annual rate for class A shares will equal the weighted average of (i) 0.20% of the net assets of the fund attributable to class A shares purchased and paid for prior to April 1, 2005 and (ii) 0.25% of all other net assets of the fund attributable to class A shares. Because these fees are paid out of a fund’s assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B and class C shares may cost you more over time than paying the initial sales charge for class A shares. Class R6 and class Y shares, for shareholders who are eligible to purchase them, will be less expensive than other classes of shares because they do not bear sales charges or 12b-1 fees.

— 4 —

Putnam Massachusetts Tax Exempt Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 480
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	651
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	837
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,373
Putnam Minnesota Tax Exempt Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement	March 23, 2020

Putnam Tax Exempt Income Funds

Putnam Massachusetts Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Prospectus dated September 30, 2019

Effective July 1, 2020 (the “Effective Date”), the following information replaces similar information provided with respect to class A shares of the fund under Fund Summary — Fees and expenses:

Putnam Massachusetts Tax Exempt Income Fund

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Total annual
		Distribution and	Other	fund operating
Share class	Management Fees	service (12b-1) fees	expenses	expenses
Class A	0.43%	0.25%†	0.14%	0.82%

† Distribution and service (12b-1) fees have been restated to reflect current fees. For periods prior to July 1, 2020, the distribution and service (12b-1) fee rate for class A shares is expected to be 0.23%, which is a blended rate. Effective July 1, 2020, the rate for class A shares is 0.25%.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$480	$651	$837	$1,373

320857 3/20

Putnam Minnesota Tax Exempt Income Fund

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Total annual
		Distribution and	Other	fund operating
Share class	Management Fees	service (12b-1) fees	expenses	expenses
Class A	0.43%	0.25%†	0.21%	0.89%

† Distribution and service (12b-1) fees have been restated to reflect current fees. For periods prior to July 1, 2020, the distribution and service (12b-1) fee rate for class A shares is expected to be 0.23%, which is a blended rate. Effective July 1, 2020, the rate for class A shares is 0.25%.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$487	$672	$873	$1,452

Putnam New Jersey Tax Exempt Income Fund

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Total annual
		Distribution and	Other	fund operating
Share class	Management Fees	service (12b-1) fees	expenses	expenses
Class A	0.43%	0.25%†	0.15%	0.83%

† Distribution and service (12b-1) fees have been restated to reflect current fees. For periods prior to July 1, 2020, the distribution and service (12b-1) fee rate for class A shares is expected to be 0.22%, which is a blended rate. Effective July 1, 2020, the rate for class A shares is 0.25%.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$481	$654	$842	$1,384

— 2 —

Putnam Ohio Tax Exempt Income Fund

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Total annual
		Distribution and	Other	fund operating
Share class	Management Fees	service (12b-1) fees	expenses	expenses
Class A	0.43%	0.25%†	0.19%	0.87%

† Distribution and service (12b-1) fees have been restated to reflect current fees. For periods prior to July 1, 2020, the distribution and service (12b-1) fee rate for class A shares is expected to be 0.22%, which is a blended rate. Effective July 1, 2020, the rate for class A shares is 0.25%.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$485	$666	$863	$1,430

Putnam Pennsylvania Tax Exempt Income Fund

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

				Total annual
		Distribution and	Other	fund operating
Share class	Management Fees	service (12b-1) fees	expenses	expenses
Class A	0.43%	0.25%†	0.17%	0.85%

† Distribution and service (12b-1) fees have been restated to reflect current fees. For periods prior to July 1, 2020, the distribution and service (12b-1) fee rate for class A shares is expected to be 0.23%, which is a blended rate. Effective July 1, 2020, the rate for class A shares is 0.25%.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$483	$660	$852	$1,407

— 3 —

On the Effective Date, the following disclosure replaces similar disclosure under Distribution plans and payments to dealers – Distribution and service (12b-1) plans.

Distribution and service (12b-1) plans. Each fund’s 12b-1 plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B and class C shares. The Trustees currently limit payments on class B shares to 0.85% of average net assets, and effective July 1, 2020, will limit payments on class A shares to 0.25% of average net assets. For periods prior to July 1, 2020, the annual rate for class A shares will equal the weighted average of (i) 0.20% of the net assets of the fund attributable to class A shares purchased and paid for prior to April 1, 2005 and (ii) 0.25% of all other net assets of the fund attributable to class A shares. Because these fees are paid out of a fund’s assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B and class C shares may cost you more over time than paying the initial sales charge for class A shares. Class R6 and class Y shares, for shareholders who are eligible to purchase them, will be less expensive than other classes of shares because they do not bear sales charges or 12b-1 fees.

— 4 —

Putnam Minnesota Tax Exempt Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 487
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	672
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	873
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,452
Putnam New Jersey Tax Exempt Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement	March 23, 2020

Putnam Tax Exempt Income Funds

Putnam Massachusetts Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Prospectus dated September 30, 2019

Effective July 1, 2020 (the “Effective Date”), the following information replaces similar information provided with respect to class A shares of the fund under Fund Summary — Fees and expenses:

Putnam Massachusetts Tax Exempt Income Fund

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Total annual
		Distribution and	Other	fund operating
Share class	Management Fees	service (12b-1) fees	expenses	expenses
Class A	0.43%	0.25%†	0.14%	0.82%

† Distribution and service (12b-1) fees have been restated to reflect current fees. For periods prior to July 1, 2020, the distribution and service (12b-1) fee rate for class A shares is expected to be 0.23%, which is a blended rate. Effective July 1, 2020, the rate for class A shares is 0.25%.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$480	$651	$837	$1,373

320857 3/20

Putnam Minnesota Tax Exempt Income Fund

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Total annual
		Distribution and	Other	fund operating
Share class	Management Fees	service (12b-1) fees	expenses	expenses
Class A	0.43%	0.25%†	0.21%	0.89%

† Distribution and service (12b-1) fees have been restated to reflect current fees. For periods prior to July 1, 2020, the distribution and service (12b-1) fee rate for class A shares is expected to be 0.23%, which is a blended rate. Effective July 1, 2020, the rate for class A shares is 0.25%.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$487	$672	$873	$1,452

Putnam New Jersey Tax Exempt Income Fund

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Total annual
		Distribution and	Other	fund operating
Share class	Management Fees	service (12b-1) fees	expenses	expenses
Class A	0.43%	0.25%†	0.15%	0.83%

† Distribution and service (12b-1) fees have been restated to reflect current fees. For periods prior to July 1, 2020, the distribution and service (12b-1) fee rate for class A shares is expected to be 0.22%, which is a blended rate. Effective July 1, 2020, the rate for class A shares is 0.25%.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$481	$654	$842	$1,384

— 2 —

Putnam Ohio Tax Exempt Income Fund

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Total annual
		Distribution and	Other	fund operating
Share class	Management Fees	service (12b-1) fees	expenses	expenses
Class A	0.43%	0.25%†	0.19%	0.87%

† Distribution and service (12b-1) fees have been restated to reflect current fees. For periods prior to July 1, 2020, the distribution and service (12b-1) fee rate for class A shares is expected to be 0.22%, which is a blended rate. Effective July 1, 2020, the rate for class A shares is 0.25%.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$485	$666	$863	$1,430

Putnam Pennsylvania Tax Exempt Income Fund

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

				Total annual
		Distribution and	Other	fund operating
Share class	Management Fees	service (12b-1) fees	expenses	expenses
Class A	0.43%	0.25%†	0.17%	0.85%

† Distribution and service (12b-1) fees have been restated to reflect current fees. For periods prior to July 1, 2020, the distribution and service (12b-1) fee rate for class A shares is expected to be 0.23%, which is a blended rate. Effective July 1, 2020, the rate for class A shares is 0.25%.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$483	$660	$852	$1,407

— 3 —

On the Effective Date, the following disclosure replaces similar disclosure under Distribution plans and payments to dealers – Distribution and service (12b-1) plans.

Distribution and service (12b-1) plans. Each fund’s 12b-1 plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B and class C shares. The Trustees currently limit payments on class B shares to 0.85% of average net assets, and effective July 1, 2020, will limit payments on class A shares to 0.25% of average net assets. For periods prior to July 1, 2020, the annual rate for class A shares will equal the weighted average of (i) 0.20% of the net assets of the fund attributable to class A shares purchased and paid for prior to April 1, 2005 and (ii) 0.25% of all other net assets of the fund attributable to class A shares. Because these fees are paid out of a fund’s assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B and class C shares may cost you more over time than paying the initial sales charge for class A shares. Class R6 and class Y shares, for shareholders who are eligible to purchase them, will be less expensive than other classes of shares because they do not bear sales charges or 12b-1 fees.

— 4 —

Putnam New Jersey Tax Exempt Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 481
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	654
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	842
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,384
Putnam Ohio Tax Exempt Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement	March 23, 2020

Putnam Tax Exempt Income Funds

Putnam Massachusetts Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Prospectus dated September 30, 2019

Effective July 1, 2020 (the “Effective Date”), the following information replaces similar information provided with respect to class A shares of the fund under Fund Summary — Fees and expenses:

Putnam Massachusetts Tax Exempt Income Fund

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Total annual
		Distribution and	Other	fund operating
Share class	Management Fees	service (12b-1) fees	expenses	expenses
Class A	0.43%	0.25%†	0.14%	0.82%

† Distribution and service (12b-1) fees have been restated to reflect current fees. For periods prior to July 1, 2020, the distribution and service (12b-1) fee rate for class A shares is expected to be 0.23%, which is a blended rate. Effective July 1, 2020, the rate for class A shares is 0.25%.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$480	$651	$837	$1,373

320857 3/20

Putnam Minnesota Tax Exempt Income Fund

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Total annual
		Distribution and	Other	fund operating
Share class	Management Fees	service (12b-1) fees	expenses	expenses
Class A	0.43%	0.25%†	0.21%	0.89%

† Distribution and service (12b-1) fees have been restated to reflect current fees. For periods prior to July 1, 2020, the distribution and service (12b-1) fee rate for class A shares is expected to be 0.23%, which is a blended rate. Effective July 1, 2020, the rate for class A shares is 0.25%.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$487	$672	$873	$1,452

Putnam New Jersey Tax Exempt Income Fund

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Total annual
		Distribution and	Other	fund operating
Share class	Management Fees	service (12b-1) fees	expenses	expenses
Class A	0.43%	0.25%†	0.15%	0.83%

† Distribution and service (12b-1) fees have been restated to reflect current fees. For periods prior to July 1, 2020, the distribution and service (12b-1) fee rate for class A shares is expected to be 0.22%, which is a blended rate. Effective July 1, 2020, the rate for class A shares is 0.25%.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$481	$654	$842	$1,384

— 2 —

Putnam Ohio Tax Exempt Income Fund

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Total annual
		Distribution and	Other	fund operating
Share class	Management Fees	service (12b-1) fees	expenses	expenses
Class A	0.43%	0.25%†	0.19%	0.87%

† Distribution and service (12b-1) fees have been restated to reflect current fees. For periods prior to July 1, 2020, the distribution and service (12b-1) fee rate for class A shares is expected to be 0.22%, which is a blended rate. Effective July 1, 2020, the rate for class A shares is 0.25%.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$485	$666	$863	$1,430

Putnam Pennsylvania Tax Exempt Income Fund

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

				Total annual
		Distribution and	Other	fund operating
Share class	Management Fees	service (12b-1) fees	expenses	expenses
Class A	0.43%	0.25%†	0.17%	0.85%

† Distribution and service (12b-1) fees have been restated to reflect current fees. For periods prior to July 1, 2020, the distribution and service (12b-1) fee rate for class A shares is expected to be 0.23%, which is a blended rate. Effective July 1, 2020, the rate for class A shares is 0.25%.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$483	$660	$852	$1,407

— 3 —

On the Effective Date, the following disclosure replaces similar disclosure under Distribution plans and payments to dealers – Distribution and service (12b-1) plans.

Distribution and service (12b-1) plans. Each fund’s 12b-1 plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B and class C shares. The Trustees currently limit payments on class B shares to 0.85% of average net assets, and effective July 1, 2020, will limit payments on class A shares to 0.25% of average net assets. For periods prior to July 1, 2020, the annual rate for class A shares will equal the weighted average of (i) 0.20% of the net assets of the fund attributable to class A shares purchased and paid for prior to April 1, 2005 and (ii) 0.25% of all other net assets of the fund attributable to class A shares. Because these fees are paid out of a fund’s assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B and class C shares may cost you more over time than paying the initial sales charge for class A shares. Class R6 and class Y shares, for shareholders who are eligible to purchase them, will be less expensive than other classes of shares because they do not bear sales charges or 12b-1 fees.

— 4 —

Putnam Ohio Tax Exempt Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 485
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	666
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	863
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,430
Putnam Pennsylvania Tax Exempt Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement	March 23, 2020

Putnam Tax Exempt Income Funds

Putnam Massachusetts Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Prospectus dated September 30, 2019

Effective July 1, 2020 (the “Effective Date”), the following information replaces similar information provided with respect to class A shares of the fund under Fund Summary — Fees and expenses:

Putnam Massachusetts Tax Exempt Income Fund

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Total annual
		Distribution and	Other	fund operating
Share class	Management Fees	service (12b-1) fees	expenses	expenses
Class A	0.43%	0.25%†	0.14%	0.82%

† Distribution and service (12b-1) fees have been restated to reflect current fees. For periods prior to July 1, 2020, the distribution and service (12b-1) fee rate for class A shares is expected to be 0.23%, which is a blended rate. Effective July 1, 2020, the rate for class A shares is 0.25%.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$480	$651	$837	$1,373

320857 3/20

Putnam Minnesota Tax Exempt Income Fund

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Total annual
		Distribution and	Other	fund operating
Share class	Management Fees	service (12b-1) fees	expenses	expenses
Class A	0.43%	0.25%†	0.21%	0.89%

† Distribution and service (12b-1) fees have been restated to reflect current fees. For periods prior to July 1, 2020, the distribution and service (12b-1) fee rate for class A shares is expected to be 0.23%, which is a blended rate. Effective July 1, 2020, the rate for class A shares is 0.25%.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$487	$672	$873	$1,452

Putnam New Jersey Tax Exempt Income Fund

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Total annual
		Distribution and	Other	fund operating
Share class	Management Fees	service (12b-1) fees	expenses	expenses
Class A	0.43%	0.25%†	0.15%	0.83%

† Distribution and service (12b-1) fees have been restated to reflect current fees. For periods prior to July 1, 2020, the distribution and service (12b-1) fee rate for class A shares is expected to be 0.22%, which is a blended rate. Effective July 1, 2020, the rate for class A shares is 0.25%.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$481	$654	$842	$1,384

— 2 —

Putnam Ohio Tax Exempt Income Fund

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Total annual
		Distribution and	Other	fund operating
Share class	Management Fees	service (12b-1) fees	expenses	expenses
Class A	0.43%	0.25%†	0.19%	0.87%

† Distribution and service (12b-1) fees have been restated to reflect current fees. For periods prior to July 1, 2020, the distribution and service (12b-1) fee rate for class A shares is expected to be 0.22%, which is a blended rate. Effective July 1, 2020, the rate for class A shares is 0.25%.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$485	$666	$863	$1,430

Putnam Pennsylvania Tax Exempt Income Fund

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

				Total annual
		Distribution and	Other	fund operating
Share class	Management Fees	service (12b-1) fees	expenses	expenses
Class A	0.43%	0.25%†	0.17%	0.85%

† Distribution and service (12b-1) fees have been restated to reflect current fees. For periods prior to July 1, 2020, the distribution and service (12b-1) fee rate for class A shares is expected to be 0.23%, which is a blended rate. Effective July 1, 2020, the rate for class A shares is 0.25%.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$483	$660	$852	$1,407

— 3 —

On the Effective Date, the following disclosure replaces similar disclosure under Distribution plans and payments to dealers – Distribution and service (12b-1) plans.

Distribution and service (12b-1) plans. Each fund’s 12b-1 plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B and class C shares. The Trustees currently limit payments on class B shares to 0.85% of average net assets, and effective July 1, 2020, will limit payments on class A shares to 0.25% of average net assets. For periods prior to July 1, 2020, the annual rate for class A shares will equal the weighted average of (i) 0.20% of the net assets of the fund attributable to class A shares purchased and paid for prior to April 1, 2005 and (ii) 0.25% of all other net assets of the fund attributable to class A shares. Because these fees are paid out of a fund’s assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B and class C shares may cost you more over time than paying the initial sales charge for class A shares. Class R6 and class Y shares, for shareholders who are eligible to purchase them, will be less expensive than other classes of shares because they do not bear sales charges or 12b-1 fees.

— 4 —

Putnam Pennsylvania Tax Exempt Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 483
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	660
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	852
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,407

[1]	Distribution and service (12b-1) fees have been restated to reflect current fees. For periods prior to July 1, 2020, the distribution and service (12b-1) fee rate for class A shares is expected to be 0.23%, which is a blended rate. Effective July 1, 2020, the rate for class A shares is 0.25%
[2]	Distribution and service (12b-1) fees have been restated to reflect current fees. For periods prior to July 1, 2020, the distribution and service (12b-1) fee rate for class A shares is expected to be 0.22%, which is a blended rate. Effective July 1, 2020, the rate for class A shares is 0.25%.